Financial instruments (Details 11) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 05, 2018	Oct. 31, 2018	Dec. 31, 2018		Dec. 31, 2017
Financial instruments [Line Items]
Tax ID No.			96,529,340-k		Oman
Country			Jordan	[1]	United States
Maturity date		2038
Notional amount			$ 16,796		$ 1,039,755
Current maturities			16,796
Borrowing costs			(1,651)		(8,248)
Total			15,145		$ 13,494
NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			5,674
Current maturities			5,674
LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			11,122
Current maturities			$ 11,122
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9		93.007.000-9
Company			SQM S.A.		SQM S.A.
Country			CHILE		CHILE
Number of registration or ID of the instrument			-		-
Maturity date			4/21/2019		04/21/2020
Currency or adjustment index			US$		US$
Payment of interest			Semiannual		Semiannual
Nominal rate			550.00%		5.50%
Effective rate			0.95%		5.50%
Repayment			Upon maturity		Upon maturity
Notional amount			$ 2,674		$ 250,000
Current maturities			2,674
Borrowing costs			(386)		$ (517)
Total			2,288
Single series bond One [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			2,674
Current maturities			2,674
Single series bond One [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			0
Current maturities			$ 0
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9		93.007.000-9
Company			SQM S.A.		SQM S.A.
Country			CHILE		CHILE
Number of registration or ID of the instrument			-		-
Maturity date			1/28/2019		01/28/2025
Currency or adjustment index			US$		US$
Payment of interest			Semiannual		Semiannual
Nominal rate			438.00%		4.38%
Effective rate			275.00%		4.38%
Repayment			Upon maturity		Upon maturity
Notional amount			$ 4,648		$ 250,000
Current maturities			4,648
Borrowing costs			(433)		$ (2,636)
Total			4,215
Single series bond Two [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			0
Current maturities			0
Single series bond Two [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			4,648
Current maturities			$ 4,648
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9		93.007.000-9
Company			SQM S.A.		SQM S.A.
Country			CHILE		CHILE
Number of registration or ID of the instrument			-		-
Maturity date			4/03/2019		04/03/2023
Currency or adjustment index			US$		US$
Payment of interest			Semiannual		Semiannual
Nominal rate			363.00%		3.63%
Effective rate			177.00%		3.63%
Repayment			Upon maturity		Upon maturity
Notional amount			$ 2,658		$ 300,000
Current maturities			2,658
Borrowing costs			(614)		$ (2,618)
Total			2,044
Single series bond Three [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			2,658
Current maturities			2,658
Single series bond Three [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			0
Current maturities			$ 0
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9		93.007.000-9
Company			SQM S.A.		SQM S.A.
Country			CHILE		CHILE
Number of registration or ID of the instrument			564		564
Maturity date			1/05/2019		01/05/2030
Currency or adjustment index			UF		UF
Payment of interest			Semiannual		Semiannual
Nominal rate			490.00%		6.01%
Effective rate			190.00%		4.90%
Repayment			Semiannual		Semiannual
Notional amount			$ 3,756		$ 174,367
Current maturities			3,756
Borrowing costs			(139)		$ (1,532)
Total			3,617
Series H bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			0
Current maturities			0
Series H bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			3,756
Current maturities			$ 3,756
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9		93.007.000-9
Company			SQM S.A.		SQM S.A.
Country			CHILE		CHILE
Number of registration or ID of the instrument			699		699
Maturity date			2/01/2019		01/02/2033
Currency or adjustment index			UF		UF
Payment of interest			Semiannual		Semiannual
Nominal rate			380.00%		3.80%
Effective rate			260.00%		3.80%
Repayment			Upon maturity		Upon maturity
Notional amount			$ 934		$ 65,388
Current maturities			934
Borrowing costs			(67)		(945)
Total			867
Series O bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			0
Current maturities			0
Series O bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			934
Current maturities			$ 934
Series P bonds [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9
Company			SQM S.A.
Country			CHILE
Number of registration or ID of the instrument			563
Maturity date	2028		1/15/2019
Currency or adjustment index			UF
Payment of interest			Semiannual
Nominal rate			325.00%
Effective rate	3.25%		307.00%
Repayment			Upon maturity
Notional amount			$ 1,784
Current maturities			1,784
Borrowing costs			(12)
Total			1,772
Series P bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			0
Current maturities			0
Series P bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			1,784
Current maturities			$ 1,784
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID No.			93.007.000-9
Company			SQM S.A.
Country			Chile
Number of registration or ID of the instrument			700
Maturity date			6/01/2019
Currency or adjustment index			UF
Payment of interest			Semiannual
Nominal rate			345.00%
Effective rate		3.45%	334.00%
Repayment			Upon maturity
Notional amount			$ 342
Current maturities			342
Borrowing costs			0
Total			342
Series Q bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount			342
Current maturities			342
Series Q bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount			0
Current maturities			$ 0
Current bonds issued [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					15,133
Borrowing costs					(1,639)
Total					13,494
Current bonds issued [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					9,801
Current bonds issued [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					$ 5,332
Current bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Tax ID No.					93,007,000-9
Company					SQM S.A.
Country					CHILE
Number of registration or ID of the instrument					-
Maturity date					04/21/2018
Currency or adjustment index					US$
Payment of interest					Semiannual
Nominal rate					5.50%
Effective rate					1.47%
Repayment					Upon maturity
Notional amount					$ 0
Current maturities					2,674
Borrowing costs					(385)
Total					2,289
Current bonds issued [Member] | Single series bond One [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					0
Current bonds issued [Member] | Single series bond One [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					$ 2,674
Current bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID No.					93,007,000-9
Company					SQM S.A.
Country					CHILE
Number of registration or ID of the instrument					-
Maturity date					01/28/2018
Currency or adjustment index					US$
Payment of interest					Semiannual
Nominal rate					4.38%
Effective rate					3.17%
Repayment					Upon maturity
Notional amount					$ 0
Current maturities					4,648
Borrowing costs					(433)
Total					4,215
Current bonds issued [Member] | Single series bond Two [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					4,648
Current bonds issued [Member] | Single series bond Two [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					$ 0
Current bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID No.					93,007,000-9
Company					SQM S.A.
Country					CHILE
Number of registration or ID of the instrument					-
Maturity date					04/03/2018
Currency or adjustment index					US$
Payment of interest					Semiannual
Nominal rate					3.63%
Effective rate					2.12%
Repayment					Upon maturity
Notional amount					$ 0
Current maturities					2,658
Borrowing costs					(615)
Total					2,043
Current bonds issued [Member] | Single series bond Three [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					0
Current bonds issued [Member] | Single series bond Three [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					$ 2,658
Current bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Tax ID No.					93,007,000-9
Company					SQM S.A.
Country					CHILE
Number of registration or ID of the instrument					564
Maturity date					01/05/2018
Currency or adjustment index					UF
Payment of interest					Semiannual
Nominal rate					4.90%
Effective rate					2.18%
Repayment					Semiannual
Notional amount					$ 0
Current maturities					4,127
Borrowing costs					(139)
Total					3,988
Current bonds issued [Member] | Series H bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					4,127
Current bonds issued [Member] | Series H bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					$ 0
Current bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Tax ID No.					93,007,000-9
Company					SQM S.A.
Country					CHILE
Number of registration or ID of the instrument					699
Maturity date					02/01/2018
Currency or adjustment index					UF
Payment of interest					Semiannual
Nominal rate					3.80%
Effective rate					2.80%
Repayment					Upon maturity
Notional amount					$ 0
Current maturities					1,026
Borrowing costs					(67)
Total					959
Current bonds issued [Member] | Series O bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					1,026
Current bonds issued [Member] | Series O bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount					0
Current maturities					$ 0

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL